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PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:

AIM V.I. GLOBAL HEALTH CARE FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Derek Taner (lead manager), Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with Invesco Aim and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc. As the lead manager, Mr. Taner generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Taner may perform these functions, and the nature of these functions, may change from time to time.

     - Dean Dillard, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2000.

     More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

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PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:

AIM V.I. TECHNOLOGY FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Warren Tennant (lead manager), Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2000. As the lead manager, Mr. Tennant generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Tennant may perform these functions, and the nature of these functions, may change from time to time.

     - Brian Nelson, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, he was a senior telecommunications analyst for RCM Global Investors.

     More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:

AIM V.I. LEISURE FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Juan Hartsfield (lead manager), Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Mr. Hartsfield generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Hartsfield may perform these functions, and the nature of these functions, may change from time to time.

     - Jonathan Mueller, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2001.

     More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JANUARY 23, 2009

The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:

AIM V.I. UTILITIES FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Meggan Walsh (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 1991. As the lead manager, Ms. Walsh generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Walsh may perform these functions, and the nature of these functions, may change from time to time.

     - Davis Paddock, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Aim and/or its affiliates since 2001.

     More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."